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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4009

                    GOVERNMENT SECURITIES VARIABLE ACCOUNT
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

               500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                SUSAN S. NEWTON
                   MASSACHUSETTS FINANCIAL SERVICES COMPANY
                              500 BOYLSTON STREET
                          BOSTON, MASSACHUSETTS 02116
                   (NAME AND ADDRESS OF AGENTS FOR SERVICE)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 - December 2, 2011*

* As of December 2, 2011, the Registrant reorganized into the MFS Government Securities Portfolio, a series of MFS Variable Insurance Trust II. The Reporting Period of the Registrant is 07/01/2011 - 12/02/2011.

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ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04009
Reporting Period: 07/01/2011 - 12/02/2011
Government Securities Variable Account

==================== GOVERNMENT SECURITIES VARIABLE ACCOUNT ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT

By (Signature and Title):  MARIA F. DIORIODWYER*
                           -------------------------------------------------
                           Maria F. DiOrioDwyer, Principal Executive Officer

Date: December 20, 2011

*By (Signature and Title)  /s/ Susan S. Newton
                           -------------------------------------------------
                           Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of Maria F. DiOrioDwyer pursuant to a Power of Attorney dated October 26, 2010. (1)

(1)Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 45 filed with the SEC via EDGAR on March 10, 2011.